COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2014
COMMITMENTS AND CONTINGENCIES [Abstract]
Schedule of future minimum lease payments for non-cancelable operating leases
$
2015	1,494
2016	127
2017	94
2018	82
2019	82
Thereafter	1,122
3,001